FINANCIAL EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL EXPENSES , NET [Abstract]
Bank charges	$ 1,284	$ 1,316	$ 1,331
Interest and debt related expense	825	1,084	1,947
Cash fee	4,000	2,000
Change in fair value of derivatives and embedded derivatives	(1,188)	888	(973)
Exchange rate (gain) loss, net	1,719	259	(724)
Total expenses	6,640	5,547	1,581
Interest income	(60)	(85)	(117)
Total financial expenses, net	$ 6,580	$ 5,462	$ 1,464